Commitments and Contingency - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Lease Agreements and Subleased Rent Income (Detail) (CNY)	Dec. 31, 2013
Operating Leased Assets [Line Items]
Minimum rentals	42,443,264
Less: Sublease rental income	(7,525,000)
Total	34,918,264
2014 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	18,780,908
Less: Sublease rental income	(5,160,000)
Total	13,620,908
2015 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	14,111,781
Less: Sublease rental income	(2,365,000)
Total	11,746,781
2016 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	8,275,616
Less: Sublease rental income
Total	8,275,616
2017 [Member]
Operating Leased Assets [Line Items]
Minimum rentals	1,274,959
Less: Sublease rental income
Total	1,274,959